N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
Entity Central Index Key	0000790560
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
C000007835 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.
As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Are There Transaction Charges?	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.			Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.41%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $970	Highest Annual Cost: $2,884
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.
As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Surrender Charge Phaseout Period, Years | yr	12
Transaction Charges [Text Block]
Are There Transaction Charges?
In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.
As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Are There Transaction Charges?	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.			Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.41%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $970	Highest Annual Cost: $2,884
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.00%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.
As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Are There Transaction Charges?	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.			Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.41%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $970	Highest Annual Cost: $2,884
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 970
Highest Annual Cost [Dollars]	$ 2,884
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1/2.
Federal Tax Considerations

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this Contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this Contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain Plan related expenses (see “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Fee Table A below lists the applicable fees and expenses for Contracts issued on or after May 2, 1983. Fee Table B below lists the applicable fees and expenses for Contracts issued before May 2, 1983.
FEE TABLE A: Contracts issued on or after May 2, 1983
Participant Transaction Expenses

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	7%
Transfer Fee (2)	$5
Loan Set-Up Fee	$50
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:
Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.

Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (2)	0.00%	0.90%
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (2)	0.00%	1.25%
Loan Administration Fee (3)	$0	$50
(1)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.
(3)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. Expenses shown may change over time and may be higher or lower in the future. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.41%
We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,201	$15,203	$21,350	$35,386
0.90% (DC-I)	$8,867	$14,207	$19,563	$31,847

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848
FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983
Participant Transaction Expenses

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	6%
Transfer Fee (2)	$5
(1)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Maximum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (2)	1.25%	2%
(1)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,916	$17,312	$24,929	$42,566

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567

Transaction Expenses [Table Text Block]

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	7%
Transfer Fee (2)	$5
Loan Set-Up Fee	$50
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:
Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.

Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:
Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.

Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%

Transfer Fee, Maximum [Dollars]	$ 5
Transfer Fee, Footnotes [Text Block]	The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]

	Minimum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (2)	0.00%	0.90%
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (2)	0.00%	1.25%
Loan Administration Fee (3)	$0	$50
(1)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.
(3)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.
Base Contract Expense, Footnotes [Text Block]
1 As a percentage of Total Value of Participant Accounts under the Contract.
The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.
Other Annual Expense, Maximum [Dollars]	$ 18
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.41%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.41%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,201	$15,203	$21,350	$35,386
0.90% (DC-I)	$8,867	$14,207	$19,563	$31,847

Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848

No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first Twelve Contract Years we will deduct a contingent deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
		Standard	None	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	•Must be permitted by the Code and the terms of the Plan.
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement.
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
		Standard	None	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	•Must be permitted by the Code and the terms of the Plan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement.
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Value	AB VPS International Value Portfolio - Class B	1.17%	41.27%	10.19%	6.37%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Insurance Large Growth	American Funds® Insurance Series® Growth Fund - Class 2	0.59%	20.23%	13.37%	17.97%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I	0.64%	11.48%	8.60%	9.81%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class* (Formerly Fidelity® VIP Asset Manager Portfolio)	0.51%	14.98%	5.67%	7.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Target-Date 2015	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	0.66%	11.66%	3.73%	6.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2020	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*	0.69%	12.99%	4.57%	7.11%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2025	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2030	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2035	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2040	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.72%	10.59%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target-Date 2045	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2050	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date Retirement	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)	0.61%	9.31%	2.08%	4.17%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*	0.62%	9.03%	3.00%	4.08%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*	0.74%	14.03%	5.63%	7.09%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*	0.78%	15.51%	6.52%	8.03%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*	0.80%	16.91%	7.58%	8.95%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*	0.83%	19.26%	8.93%	10.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class	0.72%	20.39%	6.62%	7.93%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
US Insurance Moderately Conservative Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.65%	6.83%	1.27%	8.66%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II	1.01%	17.14%	15.14%	11.67%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderate Allocation	Invesco V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Global Large-Stock Growth	Invesco V.I. Global Fund - Series II	1.06%	15.01%	7.01%	10.72%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Mid-Cap Growth	LVIP American Century Capital Appreciation Fund - Standard Class II*	0.79%	6.72%	5.16%	11.47%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Mid-Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II*	1.05%	12.44%	-5.46%	14.04%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Portfolio - Administrative Class	1.39%	7.85%	1.21%	3.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB	1.03%	5.27%	10.99%	9.13%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Insurance Small Value	Royce Capital Fund - Small-Cap Portfolio - Investment Class	1.18%	8.93%	10.66%	7.88%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Value	Victory Pioneer Mid Cap Value VCT Portfolio - Class II* (Formerly Pioneer Mid Cap Value VCT Portfolio)	1.01%	10.86%	10.88%	8.73%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Value	AB VPS International Value Portfolio - Class B	1.17%	41.27%	10.19%	6.37%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Insurance Large Growth	American Funds® Insurance Series® Growth Fund - Class 2	0.59%	20.23%	13.37%	17.97%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I	0.64%	11.48%	8.60%	9.81%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class* (Formerly Fidelity® VIP Asset Manager Portfolio)	0.51%	14.98%	5.67%	7.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Target-Date 2015	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	0.66%	11.66%	3.73%	6.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2020	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*	0.69%	12.99%	4.57%	7.11%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2025	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2030	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2035	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2040	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.72%	10.59%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target-Date 2045	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2050	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date Retirement	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)	0.61%	9.31%	2.08%	4.17%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*	0.62%	9.03%	3.00%	4.08%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*	0.74%	14.03%	5.63%	7.09%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*	0.78%	15.51%	6.52%	8.03%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*	0.80%	16.91%	7.58%	8.95%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*	0.83%	19.26%	8.93%	10.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class	0.72%	20.39%	6.62%	7.93%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
US Insurance Moderately Conservative Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.65%	6.83%	1.27%	8.66%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II	1.01%	17.14%	15.14%	11.67%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderate Allocation	Invesco V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Global Large-Stock Growth	Invesco V.I. Global Fund - Series II	1.06%	15.01%	7.01%	10.72%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Mid-Cap Growth	LVIP American Century Capital Appreciation Fund - Standard Class II*	0.79%	6.72%	5.16%	11.47%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Mid-Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II*	1.05%	12.44%	-5.46%	14.04%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Portfolio - Administrative Class	1.39%	7.85%	1.21%	3.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB	1.03%	5.27%	10.99%	9.13%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Insurance Small Value	Royce Capital Fund - Small-Cap Portfolio - Investment Class	1.18%	8.93%	10.66%	7.88%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Value	Victory Pioneer Mid Cap Value VCT Portfolio - Class II* (Formerly Pioneer Mid Cap Value VCT Portfolio)	1.01%	10.86%	10.88%	8.73%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000007835 [Member] | C000028829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Value
Portfolio Company Name [Text Block]	AB VPS International Value Portfolio - Class B
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
C000007835 [Member] | C000023917 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	American Funds® Insurance Series® Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
C000007835 [Member] | C000007902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I Shares
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Advisors, LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000007835 [Member] | C000023784 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	9.81%
C000007835 [Member] | C000048799 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class* (Formerly Fidelity® VIP Asset Manager Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000007835 [Member] | C000021005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
C000007835 [Member] | C000021109 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2015
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.33%
C000007835 [Member] | C000021112 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000007835 [Member] | C000021115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2025
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000007835 [Member] | C000021118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
C000007835 [Member] | C000075276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2035
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
C000007835 [Member] | C000075279 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000007835 [Member] | C000075282 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2045
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
C000007835 [Member] | C000075285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000007835 [Member] | C000048782 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Target-Date Retirement
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.17%
C000007835 [Member] | C000034127 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Conservative Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	4.08%
C000007835 [Member] | C000034130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	7.09%
C000007835 [Member] | C000051547 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000007835 [Member] | C000048794 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000007835 [Member] | C000048797 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000007835 [Member] | C000023036 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
C000007835 [Member] | C000020986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000007835 [Member] | C000020130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000007835 [Member] | C000008596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000007835 [Member] | C000008618 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000007835 [Member] | C000008634 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	13.46%
C000007835 [Member] | C000008636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000007835 [Member] | C000008612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000007835 [Member] | C000011523 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000007835 [Member] | C000008628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000007835 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000007835 [Member] | C000008622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000007835 [Member] | C000084642 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
C000007835 [Member] | C000084643 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund - Series II
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000007835 [Member] | C000209367 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund - Series II
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
C000007835 [Member] | C000247622 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Standard Class II*
Portfolio Company Adviser [Text Block]	Adviser: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Subadviser: American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.47%
C000007835 [Member] | C000011740 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II*
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	(5.46%)
Average Annual Total Returns, 10 Years [Percent]	14.04%
C000007835 [Member] | C000026482 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
C000007835 [Member] | C000010872 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Small Value
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IB
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000007835 [Member] | C000025977 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Small Value
Portfolio Company Name [Text Block]	Royce Capital Fund - Small-Cap Portfolio - Investment Class
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.88%
C000007835 [Member] | C000028222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Mid Cap Value VCT Portfolio - Class II* (Formerly Pioneer Mid Cap Value VCT Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000007835 [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Transaction Expenses [Table Text Block]

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	6%
Transfer Fee (2)	$5
(1)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
Transfer Fee, Maximum [Dollars]	$ 5
Transfer Fee, Footnotes [Text Block]	The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.
Annual Contract Expenses [Table Text Block]

	Maximum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (2)	1.25%	2%
(1)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.

Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.
Other Annual Expense, Maximum [Dollars]	$ 18
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,916	$17,312	$24,929	$42,566

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,916
Surrender Expense, 3 Years, Maximum [Dollars]	17,312
Surrender Expense, 5 Years, Maximum [Dollars]	24,929
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,566
Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,513
Annuitized Expense, 3 Years, Maximum [Dollars]	10,696
Annuitized Expense, 5 Years, Maximum [Dollars]	18,094
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 37,567
No Surrender Example [Table Text Block]

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,513
No Surrender Expense, 3 Years, Maximum [Dollars]	10,696
No Surrender Expense, 5 Years, Maximum [Dollars]	18,094
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,567
C000007835 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement.
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

Calculation Method of Benefit [Text Block]
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.

C000007835 [Member] | DC-I [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,867
Surrender Expense, 3 Years, Maximum [Dollars]	14,207
Surrender Expense, 5 Years, Maximum [Dollars]	19,563
Surrender Expense, 10 Years, Maximum [Dollars]	31,847
Annuitized Expense, 1 Year, Maximum [Dollars]	2,386
Annuitized Expense, 3 Years, Maximum [Dollars]	7,345
Annuitized Expense, 5 Years, Maximum [Dollars]	12,564
Annuitized Expense, 10 Years, Maximum [Dollars]	26,848
No Surrender Expense, 1 Year, Maximum [Dollars]	2,386
No Surrender Expense, 3 Years, Maximum [Dollars]	7,345
No Surrender Expense, 5 Years, Maximum [Dollars]	12,564
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,848
C000007835 [Member] | DC-II [Member]
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,201
Surrender Expense, 3 Years, Maximum [Dollars]	15,203
Surrender Expense, 5 Years, Maximum [Dollars]	21,350
Surrender Expense, 10 Years, Maximum [Dollars]	35,386
Annuitized Expense, 1 Year, Maximum [Dollars]	2,745
Annuitized Expense, 3 Years, Maximum [Dollars]	8,419
Annuitized Expense, 5 Years, Maximum [Dollars]	14,352
Annuitized Expense, 10 Years, Maximum [Dollars]	30,387
No Surrender Expense, 1 Year, Maximum [Dollars]	2,745
No Surrender Expense, 3 Years, Maximum [Dollars]	8,419
No Surrender Expense, 5 Years, Maximum [Dollars]	14,352
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,387
C000007835 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000007835 [Member] | Participant Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]
Participant Loans
During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

C000007835 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000007835 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000007835 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000007835 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.

C000007835 [Member] | Risks Associated With Underlying Funds [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000007835 [Member] | Company's Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000007835 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000007835 [Member] | Limitations On Surrenders And Withdrawals Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Surrenders and Withdrawals. During the first Twelve Contract Years we will deduct a contingent deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000007835 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
C000007835 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000007835 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000007835 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.